Document and Entity Information	Oct. 25, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2023
Entity File Number	001-33805
Entity Registrant Name	Sculptor Capital Management, Inc.
Entity Central Index Key	0001403256
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-0354783
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	790-0000
Title of 12(b) Security	Class A Shares
Trading Symbol	SCU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false